UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21947

Old Field Master Fund, LLC

(Exact name of registrant as specified in charter)

733 Third Avenue

New York, NY 10017

(Address of principal executive offices) (Zip code)

SEI Investments Global Fund Services

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-212-532-3651

Date of fiscal year end: March 31

Date of reporting period: December 31, 2012

Item 1.    Schedule of Investments

OLD FIELD MASTER FUND, LLC

(In the Process of Liquidation)

Quarterly Report (unaudited)

December 31, 2012

OLD FIELD MASTER FUND, LLC

(In the Process of Liquidation)

Schedule of Investments in Investment Funds

December 31, 2012 (unaudited)

Investment Strategy/Name	First Acquisition Date	Number of Shares	Cost	Fair Value	Percentage of Members’ Equity[1]	% in Side Pockets[2]	Liquidity[3]	Expiration Date of Lock- Up Period[4]
Distressed:
Credit Distressed Blue Line Offshore Fund, Ltd.	12/1/2009	55	$63,782	$81,144	2.86%	–	Quarterly[12]	N/A

Total Distressed			63,782	81,144	2.86%

Event Driven:
Altima Global Special Situations Fund, Ltd.	5/1/2008	7	—	3,354	0.12%	100.00%	Monthly	N/A
Montrica Global Opportunities Fund	2/1/2007	666	56,975	23,640	0.83%	100.00%	N/A11	N/A
Perry Partners International, Inc.	5/1/2007	804	62,947	87,246	3.08%	100.00%	N/A9	N/A

Total Event Driven			119,922	114,240	4.03%

Fixed Income Relative Value:
The Drake Absolute Return Fund, Ltd.	2/1/2007	56	111,698	82,854	2.92%	–	Quarterly[6]	N/A

Total Fixed Income Relative Value			111,698	82,854	2.92%

Fundamental Market Neutral:
Level Global Overseas, Ltd.	4/1/2011	31	14,085	16,380	0.58%	–	Quarterly	N/A

Total Fundamental Market Neutral:			14,085	16,380	0.58%

Multi-Strategy Relative Value:
Bennelong Asia Pacific Multi-Strategy Equity Fund, Ltd.	8/1/2008	784	102,535	75,547	2.67%	100.00%	N/A9	N/A
Broad Peak Fund, Ltd.	1/1/2010	7	14,495	833	0.03%	–	Quarterly[10]	8

Total Multi-Strategy Relative Value			117,030	76,380	2.70%

Structured Credit:
Cerberus International SPV, Ltd.[7]	9/1/2007	766	962,939	1,096,673	38.72%	100.00%	N/A9	N/A
CPIM Structured Credit Fund 1000 Inc.	2/1/2007	2,124	240,361	29,348	1.04%	–	Quarterly[6]	N/A
Dune Capital International, Ltd.	2/1/2007	–	264,984	99,183	3.50%	–	Semi-Annually[6]	N/A
Petra Offshore Fund L.P.*	2/1/2007	–	1,400,000	–	0.00%	–	Quarterly[5]	N/A

Total Structured Credit			2,868,284	1,225,204	43.26%

Total Investments in Investment Funds			$3,294,801	$1,596,202	56.35%

[1]	Percentages are based on members’ equity at end of period of $2,832,499.
[2]	Percentages of assets invested in side pockets.
[3]	Available frequency of redemptions after initial lock-up period.
[4]	The Expiration Date of Lock-Up Period relates to the earliest date after December 31, 2012 that redemption from Investment Funds is available. Redemptions from Investment Funds may be subject to fees.
[5]	Investment fund has suspended redemptions. The Fund can not estimate when the suspension will be removed.
[6]	Investment fund is in the process of an orderly wind-down with the return of capital to investors. The Fund can not estimate when the wind-down will be completed.
[7]

On September 30, 2009, the investment in Cerberus International, Ltd. (the “Original Invested Company”) was 100% compulsorily redeemed by the Fund and participated in the voting shares of a special purpose vehicle, Cerberus International SPV, Ltd. which holds a participation in pro rata share of all the cash, securities assets and liabilities (excluding deferred incentive fee payable) of the Original Invested Company attributable to the percentage of redeemed shares. The Investment Fund is liquidating its assets, hence all redemptions are suspended.

[8]	Class S – Not redeemable unless they are converted back into Class A2 shares upon a liquidation event.
[9]	The Fund’s remaining investment in the investment fund is a side pocket which is in the process of liquidating. The Fund can not estimate when the liquidation will be complete.
[10]	25% Fund level gate.
[11]

Investment at December 31, 2012 represents the Fund’s investment in special situation shares (“SSS”). The SSS are not redeemable at the option of the holder. The Fund can not estimate when the shares will be redeemed.

[12]	Fund has suspended redemptions effective December 31, 2011 and commenced voluntary wind-down of the Fund on April 1, 2012.
*	See Note B [4] – Investments valuation and revenue recognition.

At December 31, 2012, the aggregate cost of investments for tax purposes was $3,294,801. Net unrealized depreciation on investments for tax purposes was $(1,698,599), consisting of $181,044 of gross unrealized appreciation and $(1,879,643) of gross unrealized depreciation.

Amounts designated as “–” are either $0 or have been rounded down to $0.

OLD FIELD MASTER FUND, LLC

(In the Process of Liquidation)

Schedule of Investments in Investment Funds

December 31, 2012 (unaudited)

The following table summarizes the valuation of the Master Fund’s investments under ASC 820 fair value hierarchy levels as of December 31, 2012:

Description	Level 1	Level 2	Level 3	Total

Assets:
Cash equivalents - money market	$1,238,387	$–	$–	$1,238,387
Investments in investment funds:
Distressed	–	–	81,144	81,144
Event Driven	–	–	114,240	114,240
Fixed Income Relative Value	–	–	82,854	82,854
Fundamental Market Neutral	–	–	16,380	16,380
Multi-Strategy Relative Value	–	–	76,380	76,380
Structured Credit	–	–	1,225,204	1,225,204

Total Assets	$1,238,387	$–	$1,596,202	$2,834,589

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Investment Funds	Distressed	Event Driven	Fixed Income Relative Value	Fundamental Market Neutral	Multi-Strategy Relative Value	Structured Credit

Balance as of 4/1/12	$1,931,098	$113,738	$151,043	$125,105	$16,501	$133,976	$1,390,735
Realized gain (loss)	(100,104)	(12,522)	7,371	(18,045)	–	–	(76,908)
Change in unrealized appreciation
(depreciation)	132,041	810	(15,717)	25,662	(121)	(57,596)	179,003
Purchases	–	–	–	–	–	–	–
Sales	(366,833)	(20,882)	(28,457)	(49,868)	–	–	(267,626)
Transfers into Level 3	–	–	–	–	–	–	–

Balance as of 12/31/12	$1,596,202	$81,144	$114,240	$82,854	$16,380	$76,380	$1,225,204

Net change in unrealized gain/(loss) relating to investments held at 12/31/12	$132,912	$810	$(15,717)	$25,662	$(121)	$(57,596)	$179,874

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Item 2.    Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.    Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Old Field Master Fund, LLC

By (Signature and Title)*	/s/ John T. Moore John T. Moore, President

Date: February 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John T. Moore John T. Moore, Principal Executive Officer

Date: February 27, 2013

By (Signature and Title)*	/s/ Thomas J. Modzelewski Thomas J. Modzelewski, Principal Financial Officer

Date: February 27, 2013

*	Print the name and title of each signing officer under his or her signature.